UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Investment Partners, LP

Address:  404 B East Main Street
          Charlottsville, VA 22902


13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler          Charlottsville, VA                5/15/03
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $416,647
                                          -------
                                         (thousands)


List of Other Included Managers: NONE


                                                       FORM 13F INFORMATION TABLE




              ITEM 1:                ITEM 2:         ITEM 3:       ITEM 4:           ITEM 5:             ITEM 6:         ITEM 8:

                                                                FAIR MARKET                                              VOTING
                                                                   VALUE            SHRS OR     SH/    INVESTMENT        AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP        (X$1000)          PRN AMT     PRN    DISCRETION        SOLE


ALLIED WASTE INDUSTRIES INC         COMMON          19589308           799         100,000      SH       SOLE            SOLE
AMERICA WEST HOLDINGS CORP CL B     CL B COMMON     23657208         1,489         726,500      SH       SOLE            SOLE
CARDIODYNAMICS INTL CORP CMN        COMMON         141597104           759         251,400      SH       SOLE            SOLE
CHEMED CORP                         COMMON         163596109           688          21,700      SH       SOLE            SOLE
CROSS COUNTRY INC. CMN              COMMON         22748P105        11,500       1,000,000      SH       SOLE            SOLE
DAVITA INC CMN                      COMMON         23918K108       100,541       4,850,000      SH       SOLE            SOLE
DOVER DOWNS GAMING & ENTMT INC. CMN COMMON         260095104           692          70,000      SH       SOLE            SOLE
DOVER MOTORSPORTS INC. CMN          COMMON         260174107           318         100,000      SH       SOLE            SOLE
ECHOSTAR COMMUNICATIONS CORP CL A   CL A COMMON    278762109       109,744       3,800,000      SH       SOLE            SOLE
FIRST AVENUE NETWORKS INC CMN       COMMON         31865X106         1,831       5,017,195      SH       SOLE            SOLE
FRESENIUS MEDICAL CARE AG ADR
  SPON. ADR                         COMMON         358029106         3,264         191,200      SH       SOLE            SOLE
MC DONALDS CORP CMN                 COMMON         580135101        57,840       4,000,000      SH       SOLE            SOLE
SEALED AIR CORP CONV PFD SER-A      PFD A          81211K209        36,784         800,000      SH       SOLE            SOLE
TRANSWORLD ENTERTAINMENT CORP CMN   COMMON         89336Q100           385         167,500      SH       SOLE            SOLE
USEC INC                            COMMON         90333E108        23,352       4,245,900      SH       SOLE            SOLE
W.R. GRACE & CO (NEW)               COMMON         38388F108        15,933      10,765,600      SH       SOLE            SOLE
WILSONS THE LEATHER EXPERTS, INC.   COMMON         972463103         8,920       2,241,200      SH       SOLE            SOLE
WSFS FINANCIAL CORP                 COMMON         929328102        41,807       1,323,000      SH       SOLE            SOLE

              TOTALS                                               416,647









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